Tax situation (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax [Abstract]
Current	$ 23,837	$ 39,444	$ 14,222
Deferred	(5,825)	14,060	541
Current and deferred tax relating to items credited (charged) directly to equity	263,433	222,594	31,183
Mining tax [Abstract]
Current Mining Royalty and Special Mining Tax			14,599
Supplementary retirement funds [Abstract]
Total Supplementary retirement fund	9,330	2,725	464
Income tax expense reported in the statements of comprehensive income	18,012	53,504	14,763
Sociedad Minera Cerro Verde S.A.A. [Member]
Income tax [Abstract]
Current	430,974	141,153	(832)
Deferred	(167,541)	81,441	32,015
Current and deferred tax relating to items credited (charged) directly to equity	263,433	222,594	31,183
Mining tax [Abstract]
Current Mining Royalty and Special Mining Tax	213,280	37,763	14,599
Supplementary retirement funds [Abstract]
Current	10,897	2,205	54
Deferred	(1,567)	520	410
Total Supplementary retirement fund	9,330	2,725	464
Income tax expense reported in the statements of comprehensive income	$ (486,043)	$ (263,082)	$ (46,246)